Credit Risk - Disclosure of ECL by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
ECL	£ 1,007	£ 866
ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	710	525
Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	598	425
Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	112	100
Total JAs
Disclosure of credit risk exposure [line items]
ECL	167
Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		87
Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		236
Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	130	18
Long-term indeterminate arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	13
Long-term indeterminate arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		14
12+ months in arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	22
12+ months in arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		29
Cladding risk | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		15
UPL loss floor | Total JAs
Disclosure of credit risk exposure [line items]
ECL	15
UPL loss floor | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		21
Corporate lending to segments affected by Covid-19 | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		176
Model underestimation | Total JAs
Disclosure of credit risk exposure [line items]
ECL	57
Model underestimation | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		28
Corporate single large exposure | Total JAs
Disclosure of credit risk exposure [line items]
ECL	23
Corporate single large exposure | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		23
Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	37
Other | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		8
Corporate lending to segments affected by supply chain | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	61
Mortgages affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	27	18
Retail Unsecured Affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	35
SME debt burden | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		9
SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	7
Mortgages
Disclosure of credit risk exposure [line items]
ECL	253	191
Mortgages | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	134	121
Mortgages | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	134	121
Mortgages | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Mortgages | Total JAs
Disclosure of credit risk exposure [line items]
ECL	92
Mortgages | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		38
Mortgages | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		14
Mortgages | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	27	18
Mortgages | Long-term indeterminate arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	13
Mortgages | Long-term indeterminate arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		14
Mortgages | 12+ months in arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	22
Mortgages | 12+ months in arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		29
Mortgages | Cladding risk | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		15
Mortgages | UPL loss floor | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Mortgages | UPL loss floor | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Mortgages | Corporate lending to segments affected by Covid-19 | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Mortgages | Model underestimation | Total JAs
Disclosure of credit risk exposure [line items]
ECL	36
Mortgages | Model underestimation | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		14
Mortgages | Corporate single large exposure | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Mortgages | Corporate single large exposure | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Mortgages | Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	21
Mortgages | Other | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		(20)
Mortgages | Corporate lending to segments affected by supply chain | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Mortgages | Mortgages affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	27	18
Mortgages | Retail Unsecured Affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Mortgages | SME debt burden | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Mortgages | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards
Disclosure of credit risk exposure [line items]
ECL	130	89
Credit cards | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	112	88
Credit cards | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	112	88
Credit cards | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Credit cards | Total JAs
Disclosure of credit risk exposure [line items]
ECL	3
Credit cards | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		1
Credit cards | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	15	0
Credit cards | Long-term indeterminate arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | Long-term indeterminate arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | 12+ months in arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | 12+ months in arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Cladding risk | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | UPL loss floor | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | UPL loss floor | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Corporate lending to segments affected by Covid-19 | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Model underestimation | Total JAs
Disclosure of credit risk exposure [line items]
ECL	2
Credit cards | Model underestimation | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Corporate single large exposure | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | Corporate single large exposure | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	1
Credit cards | Other | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		1
Credit cards | Corporate lending to segments affected by supply chain | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | Mortgages affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Credit cards | Retail Unsecured Affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	15
Credit cards | SME debt burden | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Other
Disclosure of credit risk exposure [line items]
ECL	164	109
Other | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	93	56
Other | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	93	56
Other | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	44
Other | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		30
Other | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		23
Other | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	27	0
Other | Long-term indeterminate arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Other | Long-term indeterminate arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Other | 12+ months in arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Other | 12+ months in arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Other | Cladding risk | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Other | UPL loss floor | Total JAs
Disclosure of credit risk exposure [line items]
ECL	15
Other | UPL loss floor | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		21
Other | Corporate lending to segments affected by Covid-19 | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Other | Model underestimation | Total JAs
Disclosure of credit risk exposure [line items]
ECL	19
Other | Model underestimation | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		14
Other | Corporate single large exposure | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Other | Corporate single large exposure | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Other | Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	10
Other | Other | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		9
Other | Corporate lending to segments affected by supply chain | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Other | Mortgages affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Other | Retail Unsecured Affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	20
Other | SME debt burden | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		9
Other | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	7
Consumer Finance
Disclosure of credit risk exposure [line items]
ECL	67	52
Consumer Finance | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	65	52
Consumer Finance | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	65	52
Consumer Finance | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Consumer Finance | Total JAs
Disclosure of credit risk exposure [line items]
ECL	2
Consumer Finance | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Consumer Finance | Long-term indeterminate arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Long-term indeterminate arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | 12+ months in arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | 12+ months in arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Cladding risk | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | UPL loss floor | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | UPL loss floor | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Corporate lending to segments affected by Covid-19 | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Model underestimation | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Model underestimation | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Corporate single large exposure | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Corporate single large exposure | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	2
Consumer Finance | Other | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Corporate lending to segments affected by supply chain | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Mortgages affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Consumer Finance | Retail Unsecured Affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | SME debt burden | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
ECL	393	425
Corporate & Commercial Banking | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	306	208
Corporate & Commercial Banking | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	194	108
Corporate & Commercial Banking | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	112	100
Corporate & Commercial Banking | Total JAs
Disclosure of credit risk exposure [line items]
ECL	26
Corporate & Commercial Banking | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		18
Corporate & Commercial Banking | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		199
Corporate & Commercial Banking | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	61	0
Corporate & Commercial Banking | Long-term indeterminate arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | Long-term indeterminate arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | 12+ months in arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | 12+ months in arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | Cladding risk | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | UPL loss floor | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | UPL loss floor | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | Corporate lending to segments affected by Covid-19 | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		176
Corporate & Commercial Banking | Model underestimation | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | Model underestimation | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | Corporate single large exposure | Total JAs
Disclosure of credit risk exposure [line items]
ECL	23
Corporate & Commercial Banking | Corporate single large exposure | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		23
Corporate & Commercial Banking | Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	3
Corporate & Commercial Banking | Other | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		18
Corporate & Commercial Banking | Corporate lending to segments affected by supply chain | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	61
Corporate & Commercial Banking | Mortgages affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate & Commercial Banking | Retail Unsecured Affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | SME debt burden | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate Centre | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate Centre | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate Centre | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate Centre | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate Centre | Long-term indeterminate arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Long-term indeterminate arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | 12+ months in arrears | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | 12+ months in arrears | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Cladding risk | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | UPL loss floor | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | UPL loss floor | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Corporate lending to segments affected by Covid-19 | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Model underestimation | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Model underestimation | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Corporate single large exposure | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Corporate single large exposure | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Other | Total non Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Corporate lending to segments affected by supply chain | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Mortgages affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate Centre | Retail Unsecured Affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | SME debt burden | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		£ 0
Corporate Centre | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	£ 0